Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [member]	Share capital [member] Integra Gold Corp [member]	Treasury stock [member]	Contributed surplus [member]	Accumulated other comprehensive loss [member]	Deficit [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Balance beginning of year at Dec. 31, 2015		$ 5,319,101		$ (10,211)	$ 47,236	$ (20,572)	$ (1,583,873)		$ 169,755
Share based payments					10,264
Loss attributable to non-controlling interests	$ (2,725)								(2,725)
Other comprehensive loss for the year	13,400					13,400
Increase during the period									3,257
Loss attributable to shareholders of the Company	(344,151)						(344,151)
Shares redeemed upon exercise of restricted share units				2,417	(2,417)
Decrease due to sale of China Business and others									(81,501)
Recognition of other non-current liability and related costs					(1,416)
Capital reduction		(2,500,000)
Reversal of other current liability and related costs					52,900
Capital reduction					2,500,000
Balance end of year at Dec. 31, 2016	3,571,464	2,819,101		(7,794)	2,606,567	(7,172)	(1,928,024)	$ 3,482,678	88,786
Share based payments					12,241
Shares issued upon exercise of share options, for cash		586
Loss attributable to non-controlling interests	(11,453)								(11,453)
Purchase of treasury stock				(5,301)
Dividends paid							(10,610)
Other comprehensive loss for the year	(14,178)					(14,178)
Transfer of contributed surplus on exercise of options		176
Increase during the period									2,607
Loss attributable to shareholders of the Company	(9,935)						(9,935)
Shares redeemed upon exercise of restricted share units				2,039	(2,039)
Shares issued on acquistion of Integra Gold Corp.			$ 188,061
Transfer to share capital on exercise of options					(176)
Balance end of year at Dec. 31, 2017	$ 3,723,482	$ 3,007,924		$ (11,056)	$ 2,616,593	$ (21,350)	$ (1,948,569)	$ 3,643,542	$ 79,940